Earnings Per Share - Summary of Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of shareholders equity per share [Abstract]
Toyota Motor Corporation shareholders' equity	¥ 35,924,826	¥ 34,220,991
Common shares issued and outstanding at the end of the year (excluding treasury stock)	13,048,930	13,474,172
Toyota Motor Corporation shareholders' equity per share	¥ 2,753.09	¥ 2,539.75